Share-based payments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-based payments
28. Share-based payments
Annual Performance Plan
Under the IHG Annual Performance Plan (‘APP’), eligible employees (including Executive Directors) can receive all or part of their bonus in the form of deferred shares and/or receive one-off
awards of shares. Deferred shares are released on the third anniversary of the award date. Under the terms of awards that are referred to in this note, a fixed percentage of the award is made in the form of shares. Awards under the APP are conditional on the participants remaining in the employment of a participating company or leaving for a qualifying reason as per the plan rules. The award of deferred shares under the APP is at the discretion of the Remuneration Committee.
The number of shares is calculated by dividing a specific percentage of the participant’s annual performance-related award by the average of the middle market quoted prices on the three consecutive business days following the announcement of the Group’s results for the relevant financial year. A number of executives participated in the APP during the year and conditional rights over 138,268 (2019: 217,122, 2018: 175,944) shares were awarded to participants. In 2020, this number included 27,245 (2019: 86,126, 2018: 48,771) shares awarded as part of recruitment terms or for one-off
individual awards.
The APP plan rules were approved by shareholders at the 2014 AGM.
Long Term Incentive Plan
The Long Term Incentive Plan (‘LTIP’) allows Executive Directors and eligible employees to receive conditional share awards, which normally have a vesting period of three years. In addition, certain awards to Executive Directors are subject to a further two-year
holding period after vesting.
Performance-related awards: Awards to the Executive Directors, and some awards to other eligible employees, are granted subject to the achievement of performance conditions set by the Remuneration Committee, which are normally measured over the vesting period.
Restricted stock units: Awards to eligible employees are granted subject to continued employment.
Awards are normally made annually and, except in exceptional circumstances, will not exceed 3.5 times salary for eligible employees. The LTIP provides for the grant of ‘nil cost options’ to participants as an alternative to conditional share awards. During the year, conditional rights over 1,078,752 (2019: 826,313, 2018: 784,119) shares were awarded to employees under the plan, comprising 382,658 (2019: 286,746, 2018: 257,240) performance-related awards and 696,094 (2019: 539,567, 2018: 526,879) restricted stock units.
The LTIP plan rules were first approved by shareholders at the 2014 AGM and were most recently amended and approved by shareholders at the 2020 AGM.
Colleague Share Plan
The Colleague Share Plan gives eligible corporate employees the opportunity to purchase shares up to an annual limit of $1,000 (or local currency equivalent limit) or such other amount determined by the Board or its duly authorised committee. After the end of the plan year, the participant will be awarded the right to receive one matching share for every purchased share (subject to continued employment). If the participant holds the purchased shares until the second anniversary of the end of the plan year, the conditional right to matching shares vests. During the year, 36,298 (2019: nil, 2018: nil) shares were purchased by participating employees. Matching shares will be awarded for the first cycle in 2021 and will vest after 12 months.

LOGO	More detailed information on the performance measures for awards to Executive Directors is shown in the Directors’ Remuneration Report on pages 96 to 111.
The Group recognised a cost of $19m (2019: $28m, 2018: $27m) in operating (loss)/profit and $nil (2019: $1m, 2018: $1m) within exceptional administrative expenses related to equity-settled share-based payment transactions during the year, net of $11m (2019: $12m, 2018: $11m) borne by the System Fund. The Group also recognised a cost of $2m (2019: $2m, 2018: $nil) in operating (loss)/profit related to cash-settled share-based payment transactions.
No consideration was received in respect of ordinary shares issued under option schemes during 2020, 2019 or 2018.
The Group uses separate option pricing models and assumptions depending on the plan. The following table sets out information about awards granted in 2020, 2019 and 2018 under the APP and LTIP. The total fair value of the Colleague Share Plan is not significant.

	APP			LTIP
	Binomial valuation model			Monte Carlo Simulation and Binomial valuation model
	2020	2019	2018	2020	2019	2018
Weighted average share price (pence)	3,771.0	4,597.0	4,645.0	3,450.0	4,850.0	4,774.0

Expected dividend yield	n/a	n/a	n/a	1.48%	2.16%	2.27%

Risk-free interest rate				0.02%	0.72%	0.84%

Volatility a				33%	19%	25%

Term (years)	3.0	3.0	3.0	3.0	3.0	3.0

a	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.
Movements in the awards outstanding under the schemes are as follows:

	APP	LTIP
	Number of shares thousands	Performance-related awards Number of shares thousands	Restricted stock units Number of shares thousands
Outstanding at 1 January 2018	616	2,393	916

Granted	176	257	527

Vested	(199)	(702)	—

Lapsed or cancelled	(2)	(860)	(142)

Outstanding at 31 December 2018	591	1,088	1,301

Granted	217	287	540

Vested	(276)	(293)	(422)

Share capital consolidation	(21)	—	—

Lapsed or cancelled	(15)	(387)	(144)

Outstanding at 31 December 2019	496	695	1,275

Granted	138	383	696

Vested	(188)	(179)	(413)

Lapsed or cancelled	(33)	(85)	(137)

Outstanding at 31 December 2020	413	814	1,421

Fair value of awards granted during the year (cents)

2020	4,965.9	2,473.5	4,397.5

2019	5,888.7	4,985.6	5,862.1

2018	6,066.2	4,748.7	5,966.0

Weighted average remaining contract life (years)

At 31 December 2020	1.0	1.4	1.3

At 31 December 2019	1.1	1.3	1.2

At 31 December 2018	1.0	0.8	1.2

The above awards do not vest until the performance and service conditions have been met.
The weighted average share price at the date of exercise for share awards vested during the year was 4,874.5p (2019: 4,584.8p). The closing share price on 31 December 2020 was 4,690.0p and the range during the year was 2,385.5p to 5,223.0p.